Capital adequacy (Details) $ in Billions	Sep. 30, 2020 AUD ($)
Capital adequacy
Minimum capital buffer for D-SIBs, percentage	8
Minimum capital buffer for D-SIBs	$ 13.7
Minimum requirement of Common Equity Tier 1 (CET1)	4.5
Minimum requirement of Tier 1 capital ratio	6.0
Minimum requirement of Total Regulatory Capital ratio	8.0
Capital conservation buffer	3.5
Capital conservation buffer, surcharge	1.0
Countercyclical capital buffer	0
COVID-19
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)	8.0
Minimum requirement of Total Regulatory Capital ratio	3.5
Capital conservation buffer	4.5